Property and Equipment - Carrying amount of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 28,498
Ending Balance	14,361	$ 28,498
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	59,623	48,414
Additions	2,944	21,538
Lease modifications	(5,348)	(2,901)
Disposals	(583)	(98)
Effect of hyperinflationary economies	587
Effect of translation	(10,360)	(7,330)
Ending Balance	46,863	59,623
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(31,125)	(26,590)
Lease modifications	3,389	3,444
Disposals	300	53
Effect of hyperinflationary economies	(371)
Effect of translation	5,046	3,422
Depreciation charge	(9,741)	(11,454)
Ending Balance	(32,502)	(31,125)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	919
Ending Balance	634	919
Buildings | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,827	2,389
Additions	141	878
Lease modifications	0	0
Disposals	(127)	(31)
Effect of hyperinflationary economies	13
Effect of translation	(371)	(409)
Ending Balance	2,483	2,827
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,908)	(1,770)
Lease modifications	0	0
Disposals	59	3
Effect of hyperinflationary economies	(12)
Effect of translation	282	267
Depreciation charge	(270)	(408)
Ending Balance	(1,849)	(1,908)
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	3,431
Ending Balance	2,067	3,431
Technical equipment and machinery | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	6,202	3,733
Additions	196	3,051
Lease modifications	0	0
Disposals	(80)	0
Effect of hyperinflationary economies	92
Effect of translation	(1,147)	(582)
Ending Balance	5,263	6,202
Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,771)	(2,135)
Lease modifications	0	0
Disposals	44	0
Effect of hyperinflationary economies	(6)
Effect of translation	462	263
Depreciation charge	(925)	(899)
Ending Balance	(3,196)	(2,771)
Transportation equipment, office equipment and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	9,543
Ending Balance	5,406	9,543
Transportation equipment, office equipment and other equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	22,208	17,616
Additions	1,577	7,218
Lease modifications	0	0
Disposals	(376)	(67)
Effect of hyperinflationary economies	482
Effect of translation	(5,367)	(2,559)
Ending Balance	18,524	22,208
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(12,665)	(10,460)
Lease modifications	0	0
Disposals	197	50
Effect of hyperinflationary economies	(353)
Effect of translation	3,045	1,412
Depreciation charge	(3,342)	(3,667)
Ending Balance	(13,118)	(12,665)
Right of use assets - Office and Warehouse
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	14,605
Ending Balance	6,254	14,605
Right of use assets - Office and Warehouse | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	28,386	24,676
Additions	1,030	10,391
Lease modifications	(5,348)	(2,901)
Disposals	0	0
Effect of hyperinflationary economies	0
Effect of translation	(3,475)	(3,780)
Ending Balance	20,593	28,386
Right of use assets - Office and Warehouse | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(13,781)	(12,225)
Lease modifications	3,389	3,444
Disposals	0	0
Effect of hyperinflationary economies	0
Effect of translation	1,257	1,480
Depreciation charge	(5,204)	(6,480)
Ending Balance	$ (14,339)	$ (13,781)